Revenue (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivables	$ 3,643	$ 7,607
Contract assets	15	0
Contract liabilities - current	255	0
Contract liabilities - noncurrent	2	0
Contract liabilities	257	0
Deferred revenue	99	100
Revenue recognized in the year from amounts included in the deferred revenue of the mPKI segment at the beginning of the year	83	297
IoT
Trade accounts receivables	2,843	4,871
Deferred revenue	92	100
mPKI
Trade accounts receivables	800	2,736
Deferred revenue	$ 7	$ 0